Leases (Details) - Schedule of Maturities for Operating Lease Liabilities	Dec. 31, 2022 USD ($)
Schedule Of Maturities For Operating Lease Liabilities Abstract
2023	$ 1,597,286
2024	1,200,535
2025	1,337,565
Thereafter	1,910,349
Total lease payments	6,045,735
Less: imputed interest	(575,204)
Total operating lease liabilities, net of interest	$ 5,470,531